8 DERIVATIVE LIABILITY: Schedule of Assumptions for Derivative Liability valuation (Details) - Financing Warrants	12 Months Ended
	Dec. 31, 2016	[1],[2]
Risk-free interest rate	0.43%
Expected life of warrants	0 years
Annualized volatility	125.00%
Dividend rate	0.00%

[1]	1,200,000 financing warrants issued on December 31, 2013
[2]	3,175,000 financing warrants issued on January 24, 2014